Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GPS Funds I
Entity Central Index Key	0001131042
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
RS Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Core Fixed Income Fund
Class Name	RS Shares
Trading Symbol	GCFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark Core Fixed Income Fund (the “Fund”) for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$8	1.69%
[1],[2]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	1.69%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026. For the 12-month period ended  March 31, 2026,  the Service Shares of  the Fund returned 3.68%, moderately  underperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index at 4.35%.While security selection within corporate credit and exposure to mortgage-backed securities contributed to performance during the period, curve and yield positioning was a detractor as was the allocation to Treasury Inflation Protected Securities (TIPS).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuideMark Core Fixed Income Fund RS Shares	0.05
Bloomberg US Aggregate Bond Index	0.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 172,444,189
Holdings Count | $ / shares	790
Advisory Fees Paid, Amount	$ 609,250	[3]
Investment Company Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$172,444,189
Number of Holdings	790
Net Advisory Fee*	$609,250
Portfolio Turnover	210%
[3]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
U.S. Treasury Notes	19.9%
Federal National Mortgage Association	18.6%
U.S. Treasury Bonds	16.2%
Government National Mortgage Association	6.9%
Federal Home Loan Mortgage Corp.	6.5%
JPMorgan U.S. Government Money Market Fund	5.5%
Pretium Mortgage Credit Partners LLC	2.0%
BX Trust	1.2%
JPMorgan Chase & Co.	0.8%
PRPM LLC	0.8%

Security Type	(%)
U.S. Treasury Securities	36.1%
Mortgage-Backed Securities	32.5%
Corporate Obligations	15.7%
Collateralized Mortgage Obligations	15.3%
Money Market Funds	5.5%
Asset-Backed Securities	4.6%
Foreign Government Debt Obligations	1.0%
Interest Rate Swaps	0.2%
U.S. Treasury Bills	0.1%
Cash & Other	-11.0%
[4],[5]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Core Fixed Income Fund
Class Name	Service Shares
Trading Symbol	GMCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$96	0.94%
[6]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund returned 3.68%, moderately underperforming its benchmark, the Bloomberg  U.S. Aggregate Bond Index at 4.35%.  While security selection within corporate credit and exposure to mortgage-backed securities contributed to performance during the period, curve and yield positioning was a detractor as was the allocation to Treasury Inflation Protected Securities (TIPS).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuideMark Core Fixed Income Fund Service Shares	3.68	-0.19	1.24
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 172,444,189
Holdings Count | $ / shares	790
Advisory Fees Paid, Amount	$ 609,250	[7]
Investment Company Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$172,444,189
Number of Holdings	790
Net Advisory Fee*	$609,250
Portfolio Turnover	210%
[7]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
U.S. Treasury Notes	19.9%
Federal National Mortgage Association	18.6%
U.S. Treasury Bonds	16.2%
Government National Mortgage Association	6.9%
Federal Home Loan Mortgage Corp.	6.5%
JPMorgan U.S. Government Money Market Fund	5.5%
Pretium Mortgage Credit Partners LLC	2.0%
BX Trust	1.2%
JPMorgan Chase & Co.	0.8%
PRPM LLC	0.8%

Security Type	(%)
U.S. Treasury Securities	36.1%
Mortgage-Backed Securities	32.5%
Corporate Obligations	15.7%
Collateralized Mortgage Obligations	15.3%
Money Market Funds	5.5%
Asset-Backed Securities	4.6%
Foreign Government Debt Obligations	1.0%
Interest Rate Swaps	0.2%
U.S. Treasury Bills	0.1%
Cash & Other	-11.0%
[8],[9]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
RS Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Emerging Markets Fund
Class Name	RS Shares
Trading Symbol	GEPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark Emerging Markets Fund (the “Fund”) for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$10	2.09%
[10],[11]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	2.09%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended March 31, 2026, the Service Shares of the Fund returned 32.22%, outperforming the  MSCI Emerging Markets Index at 30.30%. As part of the Fund’s equal weighted three-factor approach, exposure to the momentum and value factors contributed to the Fund’s relative performance for the period. The Fund also saw positive impacts from country allocations, including underweight exposure to India and overweight exposure to Korea, driven by the Fund’s factor-based investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuideMark Emerging Markets Fund RS Shares	-1.04
MSCI Emerging Markets Index	-4.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 55,670,798
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 130,509	[12]
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$55,670,798
Number of Holdings	284
Net Advisory Fee*	$130,509
Portfolio Turnover	64%
[12]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	6.5%
Tencent Holdings Ltd.	3.7%
SK hynix, Inc.	3.7%
iShares Core MSCI Emerging Markets ETF	3.3%
iShares MSCI Saudi Arabia ETF	2.3%
Alibaba Group Holding Ltd.	2.2%
Delta Electronics, Inc.	1.0%
China Construction Bank Corp.	1.0%
PetroChina Co. Ltd.	0.9%

Top Sectors	(%)[3]
Information Technology	30.2%
Financials	24.6%
Communication Services	10.2%
Consumer Discretionary	8.6%
Materials	6.6%
Energy	4.6%
Consumer Staples	3.0%
Industrials	3.0%
Health Care	2.2%
Cash & Other	7.0%

Top Ten Countries	(%)
China	20.0%
Taiwan	18.7%
South Korea	17.1%
United States	8.5%
India	8.4%
Brazil	4.8%
South Africa	3.7%
Mexico	3.2%
Hong Kong	3.2%
Cash & Other	12.4%
[13],[14],[15]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Emerging Markets Fund
Class Name	Service Shares
Trading Symbol	GMLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark Emerging Markets Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$158	1.36%
[16]
Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund returned 32.22%, outperforming the MSCI Emerging Markets Index at 30.30%. As part of the Fund’s equal weighted three-factor approach, exposure to the momentum and value factors contributed to the Fund’s relative performance for the period. The Fund also saw positive impacts from country allocations, including underweight exposure to India and overweight exposure to Korea, driven by the Fund’s factor-based investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuideMark Emerging Markets Fund Service Shares	32.22	4.58	7.90
MSCI Emerging Markets Index	30.30	4.16	8.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 55,670,798
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 130,509	[17]
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$55,670,798
Number of Holdings	284
Net Advisory Fee*	$130,509
Portfolio Turnover	64%
[17]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	6.5%
Tencent Holdings Ltd.	3.7%
SK hynix, Inc.	3.7%
iShares Core MSCI Emerging Markets ETF	3.3%
iShares MSCI Saudi Arabia ETF	2.3%
Alibaba Group Holding Ltd.	2.2%
Delta Electronics, Inc.	1.0%
China Construction Bank Corp.	1.0%
PetroChina Co. Ltd.	0.9%

Top Sectors	(%)[3]
Information Technology	30.2%
Financials	24.6%
Communication Services	10.2%
Consumer Discretionary	8.6%
Materials	6.6%
Energy	4.6%
Consumer Staples	3.0%
Industrials	3.0%
Health Care	2.2%
Cash & Other	7.0%

Top Ten Countries	(%)
China	20.0%
Taiwan	18.7%
South Korea	17.1%
United States	8.5%
India	8.4%
Brazil	4.8%
South Africa	3.7%
Mexico	3.2%
Hong Kong	3.2%
Cash & Other	12.4%
[18],[19],[20]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
RS Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Large Cap Core Fund
Class Name	RS Shares
Trading Symbol	GLCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark Large Cap Core Fund (the “Fund”) for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Class	$8	1.62%
[21],[22]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	1.62%	[21]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026. For the 12-month period ended March 31, 2026, the Service Shares of the Fund  returned 15.36%, underperforming its benchmark, the Russell 1000 Index at 17.74%. As part of the Fund’s equal weighted three-factor approach, exposure to the quality factor was the largest detractor from the Fund’s relative performance for the period. The fund also saw negative impacts from sector allocations, including underweight exposure to energy and overweight exposure to  financials, driven by the Fund’s factor-based investment approach. This impact was most pronounced in the first quarter of 2026 as oil prices increased sharply.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuideMark Large Cap Core Fund RS Shares	-0.64
Russell 3000 Index	-1.25
Russell 1000 Index	-1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 727,172,787
Holdings Count | $ / shares	335
Advisory Fees Paid, Amount	$ 2,806,813	[23]
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$727,172,787
Number of Holdings	335
Net Advisory Fee*	$2,806,813
Portfolio Turnover	79%
[23]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Alphabet, Inc.	4.4%
Microsoft Corp.	3.8%
Vanguard S&P 500 ETF	3.7%
Amazon.com, Inc.	2.6%
Broadcom, Inc.	1.8%
Meta Platforms, Inc.	1.7%
JPMorgan Chase & Co.	1.4%
Berkshire Hathaway, Inc.	1.1%

Top Sectors	(%)[3]
Information Technology	25.7%
Financials	16.8%
Consumer Discretionary	14.6%
Communication Services	10.0%
Health Care	9.5%
Industrials	8.3%
Consumer Staples	8.0%
Energy	1.7%
Materials	1.1%
Cash & Other	4.3%
[24],[25],[26]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Large Cap Core Fund
Class Name	Service Shares
Trading Symbol	GMLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark Large Cap Core Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$92	0.85%
[27]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund returned 15.36%, underperforming its benchmark, the Russell 1000 Index at 17.74%.  As part of the Fund’s equal weighted three-factor approach, exposure to the quality factor was the largest detractor from the Fund’s relative performance for the period. The fund also saw negative impacts from sector allocations, including underweight exposure to energy and overweight exposure to financials, driven by the Fund’s factor-based investment approach. This impact was most pronounced in the first quarter of 2026 as oil prices increased sharply.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuideMark Large Cap Core Fund Service Shares	15.36	9.79	12.38
Russell 3000 Index	18.09	10.87	13.72
Russell 1000 Index	17.74	11.34	13.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 727,172,787
Holdings Count | $ / shares	335
Advisory Fees Paid, Amount	$ 2,806,813	[28]
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$727,172,787
Number of Holdings	335
Net Advisory Fee*	$2,806,813
Portfolio Turnover	79%
[28]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Alphabet, Inc.	4.4%
Microsoft Corp.	3.8%
Vanguard S&P 500 ETF	3.7%
Amazon.com, Inc.	2.6%
Broadcom, Inc.	1.8%
Meta Platforms, Inc.	1.7%
JPMorgan Chase & Co.	1.4%
Berkshire Hathaway, Inc.	1.1%

Top Sectors	(%)[3]
Information Technology	25.7%
Financials	16.8%
Consumer Discretionary	14.6%
Communication Services	10.0%
Health Care	9.5%
Industrials	8.3%
Consumer Staples	8.0%
Energy	1.7%
Materials	1.1%
Cash & Other	4.3%
[29],[30],[31]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
RS Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Small/Mid Cap Core Fund
Class Name	RS Shares
Trading Symbol	GSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark Small/Mid Cap Core Fund (the “Fund”) for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$9	1.83%
[32],[33]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	1.83%	[32]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026. For the 12-month period ended    March 31, 2026, the Service Shares of the Fund returned 17.72%,  underperforming its benchmark, the Russell 2500 Index at 23.45%. As part of the Fund’s equal weighted three-factor approach, exposure to the quality factor was  the largest detractor from the Fund’s relative performance for the period. The Fund also saw negative impacts from industry allocations including underweight exposure to biotechnology stocks, which tend to score poorly based on profitability-based measures of quality.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuideMark Small/Mid Cap Core Fund RS Shares	1.25
Russell 3000 Index	-1.25
Russell 2500 Index	0.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 95,586,318
Holdings Count | $ / shares	1,175
Advisory Fees Paid, Amount	$ 512,254	[34]
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$95,586,318
Number of Holdings	1,175
Net Advisory Fee*	$512,254
Portfolio Turnover	42%
[34]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Vanguard Extended Market ETF	4.4%
Ciena Corp.	0.9%
Sandisk Corp.	0.8%
Comfort Systems USA, Inc.	0.8%
EMCOR Group, Inc.	0.6%
Tapestry, Inc.	0.6%
JPMorgan U.S. Government Money Market Fund	0.6%
Casey’s General Stores, Inc.	0.5%
United Therapeutics Corp.	0.5%
US Foods Holding Corp.	0.4%

Top Sectors	(%)[3]
Financials	20.7%
Industrials	20.3%
Consumer Discretionary	13.0%
Information Technology	12.7%
Health Care	11.9%
Consumer Staples	4.8%
Energy	3.6%
Materials	2.8%
Communication Services	2.4%
Cash & Other	7.8%
[35],[36],[37]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Small/Mid Cap Core Fund
Class Name	Service Shares
Trading Symbol	GMSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark Small/Mid Cap Core Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$118	1.08%
[38]
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund returned 17.72%, underperforming its benchmark, the Russell 2500 Index at 23.45%. As part of the Fund’s equal weighted three-factor approach, exposure to the quality factor was the largest detractor from the Fund’s relative performance for the period. The Fund also saw negative impacts from industry allocations including underweight exposure to biotechnology stocks, which tend to score poorly based on profitability-based measures of quality.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuideMark Small/Mid Cap Core Fund Service Shares	17.72	4.80	10.27
Russell 3000 Index	18.09	10.87	13.72
Russell 2500 Index	23.45	5.48	10.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 95,586,318
Holdings Count | $ / shares	1,175
Advisory Fees Paid, Amount	$ 512,254	[39]
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$95,586,318
Number of Holdings	1,175
Net Advisory Fee*	$512,254
Portfolio Turnover	42%
[39]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Vanguard Extended Market ETF	4.4%
Ciena Corp.	0.9%
Sandisk Corp.	0.8%
Comfort Systems USA, Inc.	0.8%
EMCOR Group, Inc.	0.6%
Tapestry, Inc.	0.6%
JPMorgan U.S. Government Money Market Fund	0.6%
Casey’s General Stores, Inc.	0.5%
United Therapeutics Corp.	0.5%
US Foods Holding Corp.	0.4%

Top Sectors	(%)[3]
Financials	20.7%
Industrials	20.3%
Consumer Discretionary	13.0%
Information Technology	12.7%
Health Care	11.9%
Consumer Staples	4.8%
Energy	3.6%
Materials	2.8%
Communication Services	2.4%
Cash & Other	7.8%
[40],[41],[42]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
RS Shares
Shareholder Report [Line Items]
Fund Name	GuideMark World ex-US Fund
Class Name	RS Shares
Trading Symbol	GWURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark World ex-US Fund (the “Fund”) for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Class	$9	1.81%
[43],[44]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	1.81%	[43]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended March 31, 2026, the Service Shares of the Fund returned 24.99%, outperforming its benchmark, the  MSCI World ex-USA Index at 23.63%. As part of the Fund’s equal weighted three-factor approach, exposure to the momentum and value factors were the largest contributors to the Fund’s relative performance for the period. Relative performance also benefited from security selection in the Health Care and Consumer Staples sectors, which was driven by the Fund’s factor-based investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuideMark World ex-US Fund RS Shares	1.64
MSCI World ex USA Index	-1.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 179,007,608
Holdings Count | $ / shares	276
Advisory Fees Paid, Amount	$ 1,019,066	[45]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$179,007,608
Number of Holdings	276
Net Advisory Fee*	$1,019,066
Portfolio Turnover	139%
[45]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
iShares MSCI EAFE ETF	2.9%
ASML Holding NV	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.3%
Roche Holding AG	1.3%
Toronto-Dominion Bank	1.3%
Eiffage SA	1.2%
Suncor Energy, Inc.	1.2%
Banco Santander SA	1.2%
Koninklijke Ahold Delhaize NV	1.2%

Top Sectors	(%)[3]
Financials	33.0%
Industrials	13.1%
Consumer Staples	10.6%
Health Care	9.8%
Consumer Discretionary	8.7%
Information Technology	7.4%
Materials	5.5%
Energy	3.6%
Communication Services	2.3%
Cash & Other	6.0%

Top Ten Countries	(%)
Japan	17.9%
Canada	12.9%
United Kingdom	9.7%
Germany	8.5%
Switzerland	7.3%
United States	6.8%
France	6.3%
Italy	4.9%
Spain	4.7%
Cash & Other	21.0%
[46],[47],[48]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark World ex-US Fund
Class Name	Service Shares
Trading Symbol	GMWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark World ex-US Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$127	1.13%
[49]
Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund returned 24.99%, outperforming its benchmark, the MSCI World ex-USA Index at 23.63%. As part of the Fund’s equal weighted three-factor approach, exposure to the momentum and value factors were the largest contributors to the Fund’s relative performance for the period. Relative performance also benefited from security selection in the Health Care and Consumer Staples sectors, which was driven by the Fund’s factor-based investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuideMark World ex-US Fund Service Shares	24.99	8.28	8.26
MSCI World ex-USA Index	23.63	8.97	9.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 179,007,608
Holdings Count | $ / shares	276
Advisory Fees Paid, Amount	$ 1,019,066	[50]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$179,007,608
Number of Holdings	276
Net Advisory Fee*	$1,019,066
Portfolio Turnover	139%
[50]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
iShares MSCI EAFE ETF	2.9%
ASML Holding NV	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.3%
Roche Holding AG	1.3%
Toronto-Dominion Bank	1.3%
Eiffage SA	1.2%
Suncor Energy, Inc.	1.2%
Banco Santander SA	1.2%
Koninklijke Ahold Delhaize NV	1.2%

Top Sectors	(%)[3]
Financials	33.0%
Industrials	13.1%
Consumer Staples	10.6%
Health Care	9.8%
Consumer Discretionary	8.7%
Information Technology	7.4%
Materials	5.5%
Energy	3.6%
Communication Services	2.3%
Cash & Other	6.0%

Top Ten Countries	(%)
Japan	17.9%
Canada	12.9%
United Kingdom	9.7%
Germany	8.5%
Switzerland	7.3%
United States	6.8%
France	6.3%
Italy	4.9%
Spain	4.7%
Cash & Other	21.0%
[51],[52],[53]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds

[1]
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.

[2]
2	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[3]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[4]
1	Percentages are stated as a percent of net assets.

[5]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[6]
*	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[7]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[8]
1	Percentages are stated as a percent of net assets.

[9]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[10]
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.

[11]
2	Expense ratio is annualized. Reflects voluntary fee waivers as well as the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[12]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[13]
1	Percentages are stated as a percent of net assets.

[14]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[15]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[16]
*	Expense ratio is annualized. Reflects voluntary fee waivers as well as the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[17]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[18]
1	Percentages are stated as a percent of net assets.

[19]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[20]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[21]
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.

[22]
2	Expense ratio is annualized. Reflects the effect of voluntary fee waivers as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[23]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[24]
1	Percentages are stated as a percent of net assets.

[25]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[26]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[27]
*	Expense ratio is annualized. Reflects the effect of voluntary fee waivers as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[28]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[29]
1	Percentages are stated as a percent of net assets.

[30]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[31]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[32]
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.

[33]
2	Expense ratio is annualized. Reflects the effect of voluntary fee waivers as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[34]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[35]
1	Percentages are stated as a percent of net assets.

[36]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[37]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[38]
*	Expense ratio is annualized. Reflects the effect of voluntary fee waivers as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[39]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[40]
1	Percentages are stated as a percent of net assets.

[41]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[42]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[43]
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.

[44]
2	Expense ratio is annualized. Reflects the effect of voluntary fee waivers as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher. Additionally, reflects the effects of expense recoupment by Advisor during the period, without which, expenses would have been lower.

[45]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[46]
1	Percentages are stated as a percent of net assets.

[47]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[48]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[49]
*	Expense ratio is annualized. Reflects the effect of voluntary fee waivers as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher. Additionally, reflects the effects of expense recoupment by Advisor during the period, without which, expenses would have been lower.

[50]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[51]
1	Percentages are stated as a percent of net assets.

[52]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[53]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.